SIGNIFICANT ACCOUNTING POLICIES: (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retrospective application of change in accounting principle
Decrease in accumulated earnings	$ 114,269	$ 135,866	$ 147,687	$ 144,949
Decrease in deferred income taxes	43,521	47,865
Increase in product cost of goods sold	365,225	349,334	319,775
Decrease in provision for income taxes	16,974	20,005	9,892
Adjustment of opening balance | Revision of LIFO reserve
Retrospective application of change in accounting principle
Decrease in accumulated earnings				174
Decrease in inventories		2,424
Decrease in deferred income taxes		878
Increase in product cost of goods sold		1,021	1,130
Decrease in provision for income taxes		$ 370	$ 409